ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO



SEMI-ANNUAL REPORT
MAY 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
MAY 31, 1997 (UNAUDITED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-90.5%
           ALABAMA-0.4%
           ABBEVILLE IDR
           (Greenbush Woods Project)
           AMT VRDN (a)
$    575   4/01/04                                 4.25%     $   575,000

           ALASKA-1.5%
           ALASKA IDA
           (Fairbanks Gold Mining Inc.)
           AMT VRDN (a)
   2,000   5/01/09                                 4.00        2,000,000

           ARIZONA-1.7%
           MARICOPA COUNTY TAN
           (Cartwright Elementary School)
           No. 83 Series B
     600   7/31/97                                 4.05          600,423
           MARICOPA COUNTY TAN
           (Chandler Unified School District)
           No. 80 Series B
     700   7/31/97                                 4.00          700,548
           PHOENIX IDA
           (America West Airlines)
           AMT VRDN (a)
   1,000   8/01/16                                 4.15        1,000,000
                                                              -----------
                                                               2,300,971

           CALIFORNIA-4.2%
           CALIFORNIA HFA
           (Home Mortgage Revenue)
           Series J AMT PPB (a)
     500   8/01/28                                 4.00          500,000
           CALIFORNIA MBIA
           School Cash Reserve
           Program Authority Series A
     500   7/02/97                                 3.96          500,304
           CALIFORNIA COMMUNITY COLLEGE
           FINANCING AUTHORITY FSA TRAN
           Series A
   2,500   7/2/97                                  3.90        2,501,450
           CALIFORNIA HIGHER EDUCATION
           Student Loan Revenue
           Series D-2 PPB (a)
     700   4/01/00                                 3.95          700,000
           LOS ANGELES (LOCAL EDUCATION AGENCY)
           FSA TRAN
           Series PG-A
     800   6/30/97                                 4.05%         800,410
           SAN JOSE COUNTY GO TRAN
           (Unified School District)
           Series '96
     800   8/05/97                                 3.96          800,741
                                                              -----------
                                                               5,802,905

           COLORADO-0.8%
           COLORADO CERTIFICATE OF
           PARTICIPATION MBIA
           (Master Lease Purchase Agreement II)
   1,090   11/01/97                                3.90        1,103,630

           DELAWARE-0.3%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Orient Chemical Company)
           AMT VRDN (a)
     400   11/01/99                                4.23          400,000

           DISTRICT OF COLUMBIA-4.4%
           DISTRICT OF COLUMBIA HFA MFHR
           (McLean Apts.)
           Series '85A VRDN (a)
   1,390   12/01/05                                4.10        1,390,000
           DISTRICT OF COLUMBIA HFA MFHR
           (Tyler Housing Trust)
           AMT VRDN (a)
   2,900   8/01/25                                 4.20        2,900,000
           DISTRICT OF COLUMBIA HFA SFMR
           GNMA/FNMA Mortgage
           Series B AMT PPB (a)
   1,000   12/01/29                                3.75        1,000,000
           DISTRICT OF COLUMBIA HFA SFMR
           GNMA/FNMA Mortgage
           Series C AMT PPB (a)
     805   12/01/25                                3.90          805,000
                                                              -----------
                                                               6,095,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FLORIDA-0.7%
           BROWARD COUNTY HFA SFMR
           GNMA/FNMA Mortgage Series '97B
           AMT PPB (a)
$  1,000   10/01/30                                4.05%      $1,000,000

           GEORGIA-2.7%
           DALTON DEVELOPMENT AUTHORITY MBIA
           (Hamilton Health Care Systems, Inc.)
     460   8/15/97                                 3.60          460,000
           THOMASTON-UPSON COUNTY IDR
           (De Ster Production Corp.)
           Series A AMT VRDN (a)
   3,300   10/01/09                                4.35        3,300,000
                                                              -----------
                                                               3,760,000

           ILLINOIS-6.3%
           CHICAGO SFMR
           GNMA/FNMA/FHLMC
           Mortgage Series '97B AMT PPB (a)
     500   9/01/28                                 3.80          500,000
           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '88A AMT VRDN (a)
   1,100   1/01/18                                 4.00        1,100,000
           CHICAGO O'HARE
           INTERNATIONAL AIRPORT
           (Compagnie Nationale Air France)
           Series '90 AMT VRDN (a)
   1,000   5/01/18                                 4.00        1,000,000
           ILLINOIS DEVELOPMENT FINANCE
           AUTHORITY
           (U.G.N. Inc. Project)
           Series '86 AMT VRDN (a)
   3,000   9/15/11                                 4.40        3,000,000
           ILLINOIS DEVELOPMENT FINANCE
           AUTHORITY
           (U.G.N. Inc. Project)
           Series '87 AMT VRDN (a)
     790   4/01/99                                 4.40%         790,000
           ILLINOIS HOUSING DEVELOPMENT
           AUTHORITY
           Homeowner Mortgage
           Series '96F-2 AMT PPB (a)
   1,500   8/01/28                                 3.70        1,500,000
           WOOD DALE CITY IDR
           (Nippon Express USA, Inc.)
           Series '85 VRDN (a)
     800   6/01/00                                 4.10          800,000
                                                              -----------
                                                               8,690,000

           INDIANA-6.9%
           ALLEN COUNTY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Mattel Power Wheels, Inc.)
           AMT VRDN (a)
   3,300   12/01/18                                4.20        3,300,000
           AUBURN ECONOMIC
           DEVELOPMENT AUTHORITY
           (R.J. Tower Corp. Project)
           Series '88 AMT VRDN (a)
     875   9/01/00                                 4.25          875,000
           PRINCETON IDA
           (Orion Denki America, Inc. Project)
           Series '87 AMT VRDN (a)
   3,545   5/01/17                                 4.10        3,545,000
           SEYMOUR ECONOMIC
           DEVELOPMENT AUTHORITY
           (Kobelco Metal Powder Co. Project)
           Series '87 AMT VRDN (a)
   1,775   12/01/97                                4.40        1,775,000
                                                              -----------
                                                               9,495,000


2



ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           KANSAS-0.9%
           SPRING HILL IDR
           (Abrasive Engineering
           and Manufacturing Project)
           Series '96 VRDN (a)
$  1,200   9/01/16                                 4.15%      $1,200,000

           KENTUCKY-3.2%
           RUSSELLVILLE IDB
           (JS Technos Corp. Project)
           Series '89 AMT VRDN (a)
   3,000   12/01/09                                4.40        3,000,000
           SCOTT COUNTY IDR
           (Interstate Transformer Co.)
           Series '90 AMT VRDN (a)
   1,400   9/01/05                                 4.10        1,400,000
                                                              -----------
                                                               4,400,000

           LOUISIANA-0.4%
           NEW ORLEANS FGIC
           (Louisiana International Airport)
           Series '87A AMT VRDN (a)
     500   8/01/17                                 3.65          526,948

           MAINE-6.2%
           MAINE FINANCE AUTHORITY
           Economic Development Revenue
           Series '88A-D AMT VRDN (a)
     125   12/01/03                                4.25          125,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '88C
           AMT VRDN (a)
     250   12/01/04                                4.25          250,000
           MAINE FINANCE AUTHORITY
           Economic Development Revenue
           Series '88D-F AMT VRDN (a)
     855   6/01/04                                 4.25          855,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '89D
           AMT VRDN (a)
      30   6/01/00                                 4.25%          30,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '89F
           AMT VRDN (a)
     410   12/01/05                                4.25          410,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '89H
           AMT VRDN (a)
     455   6/01/01                                 4.25          455,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '89K
           AMT VRDN (a)
      20   12/01/97                                4.25           20,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '89L
           AMT VRDN (a)
     170   6/01/05                                 4.25          170,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '90B
           AMT VRDN (a)
     105   12/01/06                                4.25          105,000
           MAINE FINANCE AUTHORITY
           Economic Development
           Revenue Series '96B
           AMT VRDN (a)
     300   6/01/99                                 4.25          300,000
           ORRINGTON RESOURCE RECOVERY
           (Penobscot Energy Project B)
           AMT VRDN (a)
   2,655   5/01/03                                 4.10        2,655,000
           WESTBROOK IDA
           (D & G Group Project) AMT VRDN (a)
   3,100   5/01/07                                 4.30        3,100,000
                                                              -----------
                                                               8,475,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MICHIGAN-1.5%
           MICHIGAN STRATEGIC FUND
           (Donnelly Corp. Project)
           Series A AMT VRDN (a)
$  2,000   3/01/10                                 4.10%      $2,000,000

           MISSOURI-5.1%
           MISSOURI ECONOMIC
           DEVELOPMENT AUTHORITY
           Export & Infrastructure
           Series D AMT VRDN (a)
   2,530   9/01/10                                 4.20        2,530,000
           MISSOURI ECONOMIC
           DEVELOPMENT AUTHORITY
           Plastic Enterprises
           Series '90A AMT VRDN (a)
     270   9/01/05                                 4.20          270,000
           MISSOURI ECONOMIC
           DEVELOPMENT AUTHORITY
           Variform Inc.
           Series '90C AMT VRDN (a)
   1,455   9/01/05                                 4.20        1,455,000
           MISSOURI IDA
           (Jay Henges Enterprise)
           Series '89G-2 AMT VRDN (a)
     450   2/01/00                                 4.05          450,000
           MISSOURI IDA
           (Kawasaki Motor Corp.)
           Series '89 AMT VRDN (a)
     300   4/01/99                                 4.30          300,000
           MISSOURI IDA
           (P D George Company)
           Series '88G AMT VRDN (a)
     305   10/1/03                                 4.20          305,000
           MISSOURI IDA
           (Tradco Inc.)
           Series H AMT VRDN (a)
     860   10/01/03                                4.20          860,000
           MISSOURI IDA
           (Wainwright Industries Inc.)
           Series F AMT VRDN (a)
     800   10/01/03                                4.20          800,000
                                                              -----------
                                                               6,970,000

           NEW HAMPSHIRE-0.7%
           NEW HAMPSHIRE IDA
           (SCI Manufacturing Inc.)
           Series '89 AMT VRDN (a)
   1,000   6/01/14                                 4.25%       1,000,000

           NEW JERSEY-1.6%
           JERSEY CITY GO BAN
     600   2/05/98                                 3.85          600,155
           JERSEY CITY GO BAN
   1,100   9/26/97                                 4.05        1,101,511
           PLEASANTVILLE
           (School District Temporary Notes)
     500   8/28/97                                 4.00          500,285
                                                              -----------
                                                               2,201,951

           NEW YORK-3.9%
           NEW YORK CITY IDA IDR
           (Brooklyn Navy Yard Project)
           Series '95A AMT VRDN (a)
   3,500   7/01/29                                 4.25        3,500,000
           NEW YORK CITY IDA IDR
           (Nippon Cargo Airlines Company)
           Series '92 AMT VRDN (a)
     800   11/01/15                                4.50          800,000
           NEW YORK GO RAN
   1,000   Series B 6/30/97                        3.80        1,000,470
                                                              -----------
                                                               5,300,470

           NORTH CAROLINA-2.0%
           BLADEN COUNTY PCR
           (BCH Energy LP Project)
           Series '93 AMT VRDN (a)
     900   11/01/20                                4.25          900,000
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project)
           Series '95 AMT VRDN (a)
   1,800   7/01/22                                 4.25        1,800,000
                                                              -----------
                                                               2,700,000


4



ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           OHIO-3.2%
           HILLSBORO IDR
           (T D Manufacturing Co. Ltd.)
           Series '87 AMT VRDN (a)
$  1,000   6/01/97                                 4.45%      $1,000,000
           OHIO AIR QUALITY
           DEVELOPMENT AUTHORITY PCR
           (Ohio Edison Company)
           Series B AMT PPB (a)
     700   5/1/18                                  4.10          700,000
           OHIO HFA
           Residential Mortgage
           Revenue Series '96B-3
           AMT PPB (a)
   1,700   9/01/28                                 4.00        1,700,000
           OHIO HFA
           Residential Mortgage
           Revenue Series '97A-2
           AMT PPB (a)
   1,000   3/01/28                                 3.65        1,000,000
                                                              -----------
                                                               4,400,000

           OKLAHOMA-1.4%
           BROKEN ARROW
           (Paragon Films Project)
           AMT VRDN (a)
   1,970   8/01/04                                 4.23        1,970,000

           OREGON-1.8%
           OREGON HOUSING & COMMUNITY SERVICES
           DEPARTMENT SFMR
           Mortgage Revenue
           Series '96K AMT PPB (a)
     700   12/11/97                                3.65          700,000
           PORTLAND HOUSING MFHR
           (Union Station Project)
           Phase B Series '96
           AMT VRDN (a)
   1,750   10/01/31                                4.15        1,750,000
                                                              -----------
                                                               2,450,000

           PENNSYLVANIA-1.4%
           ELK COUNTY IDA
           (Willamette Industries Inc. Project)
           Series '92 AMT VRDN (a)
     500   8/01/10                                 3.95%         500,000
           PENNSYLVANIA ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Ram Forest Products Inc.)
           Series '88A-3
           AMT VRDN (a)
     435   12/01/99                                4.30          435,000
           PHILADELPHIA GO TRAN
           Series '96A
   1,000   6/30/97                                 3.96        1,000,405
                                                              -----------
                                                               1,935,405

           TENNESSEE-5.9%
           SELMER/MCNAIRY COUNTY IDB IDR
           (United Stainless Inc.)
           AMT VRDN (a)
   2,500   12/01/14                                3.95        2,500,000
           TENNESSEE HOUSING
           DEVELOPMENT AGENCY SFMR
           (Homeownership Program)
           Series '96-5 AMT PPB (a)
   4,000   7/01/28                                 4.00        3,999,395
           TENNESSEE HOUSING
           DEVELOPMENT AGENCY SFMR
           (Homeownership Program)
           Series '97-1 AMT PPB (a)
     400   1/01/28                                 3.75          400,000
           VOLUNTEER STUDENT
           FUNDING AUTHORITY
           Series '87A-2 AMT VRDN (a)
   1,200   12/01/17                                3.95        1,200,000
                                                              -----------
                                                               8,099,395


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           TEXAS-6.1%
           BRAZOS RIVER HARBOR
           NAVIGATION DISTRICT
           (Dow Chemical Company Project)
           Series '93 AMT VRDN (a)
$  3,000   5/01/23                                 4.35%      $3,000,000
           GREATER EAST TEXAS
           HIGHER EDUCATION
           Student Loan Revenue
           Series '95A AMT PPB (a)
     600   5/01/11                                 4.10          600,000
           GREATER TEXAS STUDENT LOAN CORP.
           Student Loan Revenue
           Series '96A AMT PPB (a)
   2,000   4/01/05                                 3.70        2,000,000
           GULF COAST IDA
           (Citgo Petroleum Corp. Project)
           Series '95 AMT VRDN (a)
   1,300   5/01/25                                 4.35        1,300,000
           SAN ANTONIO IDA
           (Gruma Corporation Project)
           AMT VRDN (a)
     500   11/01/09                                4.10          500,000
           TEXAS GO TRAN
   1,000   8/29/97                                 3.98        1,001,808
                                                              -----------
                                                               8,401,808

           UTAH-2.2%
           PROVO CITY HOUSING AUTHORITY
           (Branbury Project)
           Series B AMT VRDN (a)
   1,000   12/15/10                                4.25        1,000,000
           UTAH BOARD OF REGENTS AMBAC
           Student Loan Revenue Series O
   2,000   5/01/98                                 3.96        2,013,235
                                                              -----------
                                                               3,013,235

           VIRGINIA-0.7%
           RICHMOND REDEVELOPMENT &
           HOUSING AUTHORITY
           Series '89B-2 AMT VRDN (a)
   1,000   10/01/24                                4.05%       1,000,000

           WASHINGTON-9.5%
           PIERCE COUNTY ECONOMIC
           DEVELOPMENT CORP.
           (Truss Company Project)
           AMT VRDN (a)
     500   1/01/20                                 4.45          500,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           AMT VRDN (a)
     700   8/01/07                                 4.40          700,000
           PORT OF VANCOUVER IDR
           (United Grain Corp.)
           Series '92 AMT VRDN (a)
     500   12/01/10                                4.35          500,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Assisted Living Concepts)
           AMT VRDN (a)
     800   1/01/17                                 4.20          800,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Evergreen Ridge Apts.
           Project) AMT VRDN (a)
   2,500   12/01/24                                4.20        2,500,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (LTC Properties Inc. Project)
           AMT VRDN (a)
   2,290   12/01/15                                4.20        2,290,000


6



ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD         VALUE
-------------------------------------------------------------------------
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Pacific Inn Apts. Project)
           Series A AMT VRDN (a)
$  2,575   5/01/28                                 4.20%     $ 2,575,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Summerglen Apts. Project)
           AMT VRDN (a)
   1,250   11/01/25                                4.20        1,250,000
           WASHINGTON HOUSING
           FINANCE COMMISSION
           Single Family Program
           Series 1A AMT PPB (a)
     600   6/01/30                                 4.00          600,000
           YAKIMA COUNTY IDR
           (Can-Am Millwork LTD)
           AMT VRDN (a)
   1,415   12/01/14                                4.20        1,415,000
                                                              -----------
                                                              13,130,000

           WEST VIRGINIA-2.9%
           MARION COUNTY IDA
           (Grant Town Project)
           Series '92A AMT VRDN (a)
   1,500   10/01/17                                4.00        1,500,000
           WEST VIRGINIA PUBLIC
           ENERGY AUTHORITY
           (Morgantown Energy Assoc. Project)
           Series A AMT PPB (a)
   2,500   7/01/08                                 3.75        2,522,161
                                                              -----------
                                                               4,022,161

           Total Municipal Bonds
           (amortized cost $124,418,879)                     124,418,879

           COMMERCIAL PAPER-10.5%
           HAWAII-3.3%
           HAWAII BUDGET & FINANCE
           (Citizens Utility Company)
           Series '88A AMT
   1,500   9/08/97                                 3.60%       1,500,000
           HAWAII BUDGET & FINANCE
           (Citizens Utility Company)
           Series '88A AMT
   3,000   7/30/97                                 3.80        3,000,000
                                                              -----------
                                                               4,500,000

           INDIANA-0.7%
           JASPER COUNTY
           (Northern Indiana Public
           Service Project) Series '88C
   1,000   8/15/97                                 3.85        1,000,000
           KANSAS-0.7%
           BURLINGTON KANSAS ELECTRIC POWER
           (National Rural Utilities)
           Series '85C-2
   1,000   8/13/97                                 3.80        1,000,000
           MASSACHUSETTS-1.3%
           MASSACHUSETTS PORT AUTHORITY
           Series '96
   1,800   6/09/97                                 3.90        1,799,622
           PENNSYLVANIA-1.5%
           MONTGOMERY COUNTY IDA
           (Peco Energy Project)
           Series '94A
   2,000   8/25/97                                 3.80        2,000,000
           PUERTO RICO-0.4%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
     600   6/20/97                                 3.80          600,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           UTAH-2.6%
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
$  1,500   8/14/97                                 3.80%    $  1,500,000
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
   2,000   8/25/97                                 3.85        2,000,000
                                                            -------------
                                                               3,500,000

           Total Commercial Paper
           (amortized cost $14,399,622)                     $ 14,399,622

           TOTAL INVESTMENTS-101.0%
           (amortized cost $138,818,501)                     138,818,501
           Other assets less liabilities-(1.0%)               (1,395,400)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           137,422,339 shares outstanding)                  $137,423,101


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB)are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FGIC   Financial Guaranty Insurance Company
     FHLMC  Federal Home Loan Mortgage Corporation
     FNMA   Federal National Mortgage Association
     FSA    Financial Security Assurance, Inc.
     GNMA   Government National Mortgage Association
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Agency/Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     RAN    Revenue Anticipation Note
     SFMR   Single Family Mortgage Revenue
     TAN    Tax Anticipation Note
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


8



STATEMENT OF NET ASSETS
MAY 31, 1997 (UNAUDITED)
ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-59.2%
           ALAMO FUNDING L.P.
$  2,600   6/25/97 (a)                             5.55%     $ 2,590,781
  52,000   6/03/97 (a)                             5.56       51,991,969
           ASSOCIATES CORP.
  32,000   6/27/97                                 5.72       31,872,889
           ATLAS FUNDING CORP.
  29,000   6/30/97 (a)                             5.62       28,873,238
  30,400   6/16/97 (a)                             5.71       30,332,495
           BANCO NATIONAL DE COMERCIO
  35,000   6/17/97                                 5.38       34,921,542
           BANKERS TRUST SECURITIES CORP.
   7,000   6/30/97                                 5.64        6,969,293
           BARTON CAPITAL CORP.
  10,000   6/16/97 (a)                             5.35        9,979,194
           BHF FINANCE (DE) INC.
  10,000   9/08/97                                 5.42        9,852,456
  10,000   10/01/97                                5.70        9,808,417
           BETA FINANCE CORP.
   3,640   6/30/97 (a)                             5.40        3,624,712
           CAISSE CENTRALE DES
           JARDINES DU QUEBEC
  15,000   8/27/97                                 5.40       14,806,500
           CENTAURI CORP.
   3,000   8/18/97 (a)                             5.37        2,965,542
   5,195   7/31/97 (a)                             5.40        5,149,024
  25,000   6/25/97 (a)                             5.60       24,910,556
  23,200   9/24/97 (a)                             5.63       22,786,383
           CERTAIN FUNDING CORP.
  13,000   6/02/97 (a)                             5.42       13,000,000
  12,850   6/09/97 (a)                             5.42       12,836,458
  31,300   6/10/97 (a)                             5.60       31,261,049
           CHIAO TUNG BANK CO., LTD.
  30,000   7/10/97                                 5.42       29,828,367
  25,000   7/24/97                                 5.70       24,794,167
           CLIPPER RECEIVABLES CORP.
  10,155   6/30/97 (a)                             5.66       10,110,295
           COMMONWEALTH BANK OF AUSTRALIA
  10,000   10/03/97                                5.72        9,804,567
           CORPORATE ASSET
           SECURITIZATION AUSTRALIA
  20,000   6/02/97 (a)                             5.60       20,000,000
  15,000   6/04/97 (a)                             5.60       14,995,333
  30,000   6/27/97 (a)                             5.62       29,882,917
  10,000   7/17/97 (a)                             5.70        9,928,750
  11,000   8/07/97 (a)                             5.70       10,885,050
           CS FIRST BOSTON CORP.
  25,000   8/19/97                                 5.40       24,707,500
           DAKOTA FUNDING INC.
  25,000   6/25/97 (a)                             5.60       24,910,555
  25,000   6/27/97 (a)                             5.60       24,902,430
  10,000   6/16/97 (a)                             5.62        9,978,144
  25,000   6/27/97 (a)                             5.62       24,902,778
           DEN DANKSE BANK
  25,000   6/12/97                                 5.33       24,962,986
  19,000   7/28/97                                 5.39       18,840,696
           EKSPORT FINANS ALS
  21,150   6/18/97                                 5.35       21,099,710
           ENTERPRISE FUNDING CORP.
   5,916   6/23/97 (a)                             5.60        5,896,674
  18,561   6/30/97 (a)                             5.65       18,479,435
           GENERALE BANK
   9,000   7/29/97                                 5.39        8,923,192
           GLENCORE FINANCE
  45,000   8/26/97                                 5.42       44,424,125
  15,000   8/25/97                                 5.43       14,809,950
           GREENWICH FUNDING CORP.
  42,725   7/01/97 (a)                             5.35       42,540,867
           INDUSTRIAL BANK OF KOREA
  10,000   6/10/97                                 5.42        9,987,956
  25,000   6/11/97                                 5.42       24,966,125
   7,000   8/25/97                                 5.68        6,907,227
   6,000   7/17/97                                 5.72        5,957,100
  10,000   8/05/97                                 5.73        9,898,133
  15,000   8/08/97                                 5.73       14,840,037
           INTERNATIONAL
           SECURITIZATION CORP.
  20,564   7/28/97 (a)                             5.40       20,391,262
   6,000   7/31/97 (a)                             5.40        5,946,900
   6,573   6/04/97 (a)                             5.42        6,571,021
   7,789   6/17/97 (a)                             5.42        7,771,410
  18,000   6/30/97 (a)                             5.62       17,921,320
           JOSEPH E. SEAGRAMS & SONS
  16,000   6/30/97                                 5.60       15,930,311
           KOREAN DEVELOPMENT BANK
  12,665   8/12/97                                 5.67       12,523,374
  30,000   8/22/97                                 5.67       29,617,275
  40,000   8/12/97                                 5.70       39,550,333
           MARKET STREET FUNDING
  20,094   6/05/97 (a)                             5.60       20,084,623


9



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MERRILL LYNCH & CO., INC.
$ 30,000   6/30/97                                 5.58%     $29,869,800
  44,000   12/15/97                                5.77       42,617,764
           OLD LINE FUNDING CORP.
  11,850   6/05/97 (a)                             5.60       11,844,470
   2,363   6/16/97 (a)                             5.60        2,357,854
  94,130   6/27/97 (a)                             5.60       93,763,939
  14,000   6/13/97 (a)                             5.63       13,975,916
   1,000   6/10/97 (a)                             5.75          998,722
           PEMEX CAPITAL INC.
  50,000   9/05/97                                 5.34       49,295,416
           PREFERRED RECEIVABLES FUNDING CORP.
  18,000   7/08/97 (a)                             5.65       17,898,300
           PREMIUM FUNDING, INC. SERIES E
  26,323   6/27/97                                 5.65       26,219,719
           PRIME ASSET VEHICLE, LTD. SERIES B
   9,000   6/06/97                                 5.36        8,994,640
  15,000   7/01/97                                 5.64       14,931,850
           RANGER FUNDING CORP.
  19,000   6/05/97 (a)                             5.55       18,991,212
           ROSE FUNDING INC.
  79,443   6/26/97 (a)                             5.65       79,143,765
  14,062   6/30/97 (a)                             5.65       14,000,205
           SHEFFIELD RECEIVABLES CORP.
  16,100   6/03/97 (a)                             5.60       16,097,496
  28,900   6/27/97 (a)                             5.65       28,786,608
           SIGMA FINANCE CORP.
  34,900   7/25/97 (a)                             5.40       34,622,545
  20,000   7/29/97 (a)                             5.40       19,829,000
   5,000   7/31/97 (a)                             5.40        4,955,750
  25,000   8/04/97 (a)                             5.40       24,763,750
   6,500   10/24/97 (a)                            5.67        6,352,580
           SUMITOMO CAPITAL MARKETS
  20,000   6/05/97                                 5.66       19,990,567
           THAMES ASSET GLOBAL SECURITIZATION
  11,297   6/19/97 (a)                             5.57       11,267,286
  17,171   6/20/97 (a)                             5.58       17,123,093
   2,503   6/11/97 (a)                             5.62        2,499,483
   6,447   6/18/97 (a)                             5.65        6,430,811
  23,858   7/14/97 (a)                             5.70       23,699,344
           THREE RIVERS FUNDING CORP.
  21,082   6/20/97 (a)                             5.56       21,023,392
           TRIPLE ASSET FUNDING CORP.
  14,082   6/04/97 (a)                             5.60       14,077,619
  20,000   6/05/97 (a)                             5.60       19,990,667
           VENANTUS (AB)
   3,000   7/16/97                                 5.36        2,980,347
  30,000   7/24/97                                 5.40       29,766,000
           WOOD STREET FUNDING CORP.
  10,034   6/20/97 (a)                             5.70       10,005,403

           Total Commercial Paper
           (amortized cost $1,806,170,706)                 1,806,170,706

           CERTIFICATES OF DEPOSIT-21.6%
           ABN AMRO NORTH AMERICA FINANCE, INC.
  25,000   5.61%, 9/12/97                          5.60       25,000,689
           ASSOCIATES CORP.
   2,500   6.70%, 6/03/97                          5.60        2,500,060
   2,000   7.28%, 6/04/97                          5.60        2,000,156
           BANK OF NEW YORK
  25,000   5.51%, 7/09/97                          5.51       25,000,000
           BANK OF NOVA SCOTIA
   7,000   5.90%, 6/10/97                          5.89        7,000,299
           BANK OF TOKYO - MITSUBISHI
  29,000   5.54%, 6/11/97                          5.50       29,000,231
  68,000   5.74%, 6/26/97                          5.74       68,000,000
  13,000   5.84%, 7/18/97                          5.84       13,000,000
  33,000   5.85%. 8/06/97                          5.85       33,000,000
           BAYERISCHE HYPOBANK
  21,000   6.02%, 9/23/97                          5.56       21,019,999
           CAISSE NATIONALE DE CREDIT AGRICOLE
  50,000   5.60%,10/10/97                          5.60       50,000,000
           CENTAURI CORP.
  10,000   6.36%, 5/01/98 (a)                      6.36       10,000,000
           COMMERZBANK AG
   5,000   6.02%, 9/23/97                          5.75        5,005,644
           HESSICHE LANDESBANK
  25,000   6.01%, 7/18/97                          5.53       25,010,453
  40,000   6.05%, 6/13/97                          5.95       39,999,655
           J. P. MORGAN & CO., INC.
  10,000   5.92%, 3/19/98                          5.95        9,997,721
           KOREAN DEVELOPMENT BANK
  25,000   5.78%, 6/11/97                          5.76       25,000,124


10



ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           LANDESBANK-HESSEN-THUERINGEN
$ 25,000   5.90%, 3/17/98                          5.93%     $24,994,340
  25,000   6.13%, 4/07/98                          6.21       24,975,785
           NORINCHUKIN BANK, LTD.
  50,000   5.75%, 6/09/97                          5.74       50,000,096
  20,000   5.79%, 7/14/97                          5.78       20,000,230
           RABO BANK N.Y.
  25,000   5.98%, 3/20/98                          6.05       24,982,515
           SANWA BANK, LTD.
  30,000   5.63%, 6/30/97                          5.63       30,000,000
           SOCIETE GENERALE
  15,000   5.49%, 8/11/97                          5.41       15,002,017
  25,000   5.56%, 9/03/97                          5.55       25,000,628
           SUMITOMO BANK, LTD.
  55,000   5.68%, 6/30/97                          5.68       55,000,000

           Total Certificates of Deposit
           (amortized cost $660,490,642)                     660,490,642

           CORPORATE OBLIGATIONS-13.2%
           BETA FINANCE CORP.
  25,000   5.92%, 6/06/97 (a)                      5.92       25,000,000
  25,000   5.97%, 3/18/98 (a)                      5.97       25,000,000
           CENTAURI CORP.
  25,000   5.56%, 2/06/98 FRN (a)                  5.55       24,999,173
           GOLDMAN SACHS GROUP L.P.
  70,000   5.71%, 10/14/97 FRN                     5.71       70,000,000
           MERRILL LYNCH & CO., INC.
  25,000   5.57%, 12/24/97 FRN                     5.59       24,997,276
  25,000   5.60%, 1/27/98 FRN                      5.63       24,995,888
           SALTS II 1997-10
  22,000   5.61%, 6/19/97 (a)                      5.61       22,000,000
           SALTS III
  40,000   5.79%, 7/23/97 (a)                      5.79       40,000,000
           SHORT TERM CARD ACCOUNT TRUST 1996-1
 125,000   5.71%, 1/15/98 FRN                      5.71      125,000,000
           SMM TRUST 1997-1
  20,000   5.69%, 5/29/98 FRN                      5.69       20,000,000

           Total Corporate Obligations
           (amortized cost $401,992,337)                     401,992,337

           U.S. GOVERNMENT AND AGENCIES-2.4%
           FEDERAL FARM CREDIT BANK
  32,000   5.61%, 8/03/98 FRN                      5.66       31,982,431
           FEDERAL NATIONAL
           MORTGAGE ASSOCIATION
  40,000   5.54%, 8/25/97 FRN                      5.58       39,996,444

           Total U.S. Government and Agencies
           (amortized cost $71,978,875)                       71,978,875

           BANK OBLIGATIONS-1.8%
           FIRST NATIONAL BANK OF CHICAGO
  15,000   5.50%, 6/18/97                          5.50       15,000,000
           J.P. MORGAN & CO., INC.
  40,000   5.55%, 8/15/97 FRN                      5.60       39,996,101

           Total Bank Obligations
           (amortized cost $54,996,101)                       54,996,101

           TIME DEPOSIT-1.0%
           DEUTSCHE BANK
  31,500   5.69%, 6/02/97
           (amortized cost $31,500,000)            5.69       31,500,000

           TOTAL INVESTMENTS-99.2%
           (amortized cost $3,027,128,661)                 3,027,128,661
           Other assets less liabilities-0.8%                 24,775,055

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           3,051,878,767 shares outstanding)              $3,051,903,716


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4 (2) or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, these securities amounted to $1,227,899,548 representing 40.2% of net assets on the Prime Portfolio.

     Glossary:
     FRN - Floating rate note

     See notes to financial statements.


11



STATEMENT OF NET ASSETS
MAY 31, 1997 (UNAUDITED)      ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCIES-50.8%
           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-21.3%
$  2,000   6/03/97                                 5.28%     $ 1,999,707
   2,000   6/05/97                                 5.28        1,999,120
   1,080   9/11/97                                 5.37        1,063,729
   2,000   7/17/97                                 5.39        2,000,000
   3,000   6/16/97                                 5.40        2,993,700
   4,100   6/12/97                                 5.43        4,093,816
   3,000   5.382%, 9/12/97 FRN                     5.45        2,999,660
   1,000   8/11/97                                 5.53          989,247
   2,000   8/12/97                                 5.53        1,978,187
   2,000   8/04/97                                 5.54        1,980,610
   1,000   4/15/98                                 6.15          999,004
                                                             ------------
                                                              23,096,780

           FEDERAL HOME LOAN BANK-15.8%
   1,500   6/05/97                                 5.30        1,499,338
   3,000   5.349%, 12/04/97 FRN                    5.44        2,997,534
   7,200   6/02/97                                 5.55        7,200,000
   1,000   10/22/97                                5.58          977,990
   1,000   9/24/97                                 5.69        1,000,712
   1,500   1/30/98                                 5.87        1,500,000
   1,000   4/17/98                                 6.04          999,750
   1,000   3/24/98                                 6.15          997,340
                                                             ------------
                                                              17,172,664

           STUDENT LOAN MARKETING
           ASSOCIATION-5.5%
   2,000   5.35%, 9/03/97 FRN                      5.41        1,999,705
   2,000   12/19/97                                5.44        1,994,560
   2,000   5.87%, 6/30/97 FRN                      5.86        2,000,077
                                                             ------------
                                                               5,994,342

           FEDERAL HOME LOAN MORTGAGE CORP.-5.5%
   1,000   7/18/97                                 5.51          992,959
   2,000   8/15/97                                 5.57        1,977,101
   2,000   3/17/98                                 5.87        1,997,727
   1,000   4/08/98                                 6.04          998,446
                                                             ------------
                                                               5,966,233

           FEDERAL FARM CREDIT BANK-2.7%
   2,000   11/03/97                                5.60        1,999,353
   1,000   11/19/97                                5.60          973,556
                                                             ------------
                                                               2,972,909

           Total U.S. Government and Agencies
           (amortized cost $55,202,928)                      $55,202,928

           REPURCHASE AGREEMENTS-48.9%
           CHASE SECURITIES INC.
   3,200   5.58%, dated 4/08/97, due 6/11/97
           in the amount of $3,231,744
           (cost $3,200,000;
           collateralized by $3,360,000
           Federal National Mortgage
           Assn., 7.00%, 4/01/27,
           value $3,291,517) (a)                   5.58        3,200,000

           CHASE SECURITIES INC.
   2,000   5.625%, dated 4/01/97, due 6/30/97
           in the amount of $2,028,125
           (cost $2,000,000;
           collateralized by $2,230,000
           Federal Home Loan Mortgage Corp.,
           7.00%, 11/01/26,
           value $2,147,005) (a)                  5.625        2,000,000

           CS FIRST BOSTON CORP.
   5,400   5.62%, dated 5/30/97, due 6/02/97
           in the amount of $5,402,529
           (cost $5,400,000; collateralized
           by $5,676,089 Federal Home Loan
           Mortgage Corp., 7.00%, 11/01/26,
           value $5,544,275)                       5.62        5,400,000

           LEHMAN BROTHERS INC.
   2,000   5.54%, dated 4/16/97, due 6/18/97
           in the amount of $2,019,390
           (cost $2,000,000;
           collateralized by $7,419,795
           Federal National Mortgage Assn.,
           8.00%, 5/01/07, value $2,049,289) (a)   5.54        2,000,000


12



ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           LEHMAN BROTHERS INC.
$  3,000   5.55%, dated 4/09/97, due 6/09/97
           in the amount of $3,028,213
           (cost $3,000,000; collateralized
           by $3,736,238 Federal National
           Mortgage Assn., 6.00%, 12/01/24,
           value $3,138,376) (a)                   5.55%     $ 3,000,000

           MORGAN STANLEY & CO.
   3,200   5.48%, dated 5/01/97, due 6/04/97
           in the amount of $3,216,562
           (cost $3,200,000; collateralized
           by $4,387,000 Federal National
           Mortgage Assn., 8.50%, 2/01/25,
           value $3,250,485; collateralized
           by $100,000 U.S. Treasury Note,
           6.25%, 5/31/00 value $102,842) (a)      5.48        3,200,000

           MORGAN STANLEY & CO.
   2,000   5.55%, dated 5/02/97, due 7/01/97
           in the amount of $2,018,500
           (cost $2,000,000; collateralized
           by $2,548,000 Federal National
           Mortgage Assn., 8.00%, 8/01/24,
           value $2,043,649) (a)                   5.55        2,000,000

           NIKKO SECURITIES CO.
   3,400   5.48%, dated 5/23/97, due 6/10/97
           in the amount of $3,409,316
           (cost $3,400,000; collateralized
           by $3,585,000 Federal Home Loan
           Mortgage Corp., 7.00%, 4/01/27,
           value $3,511,921) (a)                   5.48        3,400,000

           NIKKO SECURITIES CO.
   2,000   5.57%, dated 4/30/97, due 7/02/97
           in the amount of $2,019,495
           (cost $2,000,000; collateralized
           by $3,136,000 Federal National
           Mortgage Assn., 6.00%, 11/01/00,
           value $2,064,156) (a)                   5.57%      $2,000,000

           PAINE WEBBER INC.
   2,400   5.52%, dated 5/21/97, due 6/24/97
           in the amount of $2,412,512
           (cost $2,400,000; collateralized
           by $3,137,000 Federal National
           Mortgage Assn., 7.00%, 3/01/14,
           value $2,457,095) (a)                   5.52        2,400,000

           PAINE WEBBER INC.
   3,000   5.54%, dated 5/14/97, due 6/06/97
           in the amount of $3,010,618
           (cost $3,000,000; collateralized
           by $3,211,000 Federal Home Loan
           Mortgage Corp - Gold.,
           7.00%, 11/01/26,
           value $3,086,120) (a)                   5.54        3,000,000

           PRUDENTIAL SECURITIES INC.
   5,400   5.56%, dated 5/30/97, due 6/02/97
           in the amount of $5,402,502
           (cost $5,400,000; collateralized
           by $6,830,000 Federal Home Loan
           Mortgage Corp., 7.50%, 6/01/24,
           value $5,544,275)                       5.56        5,400,000

           SBC WARBURG INC.
   3,000   5.53%, dated 4/17/97, due 6/18/97
           in the amount of $3,028,572
           (cost $3,000,000; collateralized
           by $3,919,000 Federal National
           Mortgage Assn., 7.00%, 11/01/23,
           value $3,066,409) (a)                   5.53        3,000,000


13



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           SBC WARBURG INC.
$  2,400   5.58%, dated 5/30/97, due 6/02/97
           in the amount of $2,401,116
           (cost $2,400,000; collateralized
           by $3,102,000 Federal Home Loan
           Mortgage Corp., 6.50%, 6/01/09,
           value $2,466,346)                       5.58%     $ 2,400,000

           SMITH BARNEY INC.
   3,300   5.52%, dated 5/13/97, due 6/03/97
           in the amount of $3,310,626
           (cost $3,300,000; collateralized
           by $4,150,000 Federal National
           Mortgage Assn., 6.50%, 5/01/24,
           value $3,404,596) (a)                   5.52        3,300,000

           SMITH BARNEY INC.
   2,000   5.55%, dated 5/13/97, due 6/12/97
           in the amount of $2,009,250
           (cost $2,000,000; collateralized
           by $3,755,000 Federal Home Loan
           Mortgage Corp., 8.00%, 8/01/23,
           value $2,061,134) (a)                   5.55        2,000,000

           UBS SECURITIES INC.
   2,200   5.55%, dated 5/13/97, due 6/16/97
           in the amount of $2,211,532
           (cost $2,200,000; collateralized
           by $2,456,000 Federal Home Loan
           Mortgage Corp., 6.50%, 3/01/26,
           value $2,286,989) (a)                   5.55%     $ 2,200,000

           UBS SECURITIES INC.
   3,200   5.65%, dated 4/17/97, due 7/16/97
           in the amount of $3,245,200
           (cost $3,200,000; collateralized
           by $3,423,000 Federal Home Loan
           Mortgage Corp., 7.00%, 1/01/27,
           value $3,281,611) (a)                   5.65        3,200,000

           Total Repurchase Agreements
           (amortized cost $53,100,000)                       53,100,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost $108,302,928)                     108,302,928
           Other assets less liabilities-0.3%                    336,988

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           108,639,708 shares outstanding)                  $108,639,916


#    All securities either mature or their interest rate changes in one year or less.

(a)  Repurchase agreements which are terminable within 7 days.

     Glossary:
     FRN - Floating rate note

     See notes to financial statements.


14



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)            ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                          GENERAL
                                         MUNICIPAL       PRIME      GOVERNMENT
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ------------  ------------  ------------
INVESTMENT INCOME
  Interest                              $2,528,554   $81,085,040    $2,920,654

EXPENSES
  Advisory fee (Note B)                    332,331     7,264,339       267,511
  Distribution assistance fee (Note C)     299,097     6,537,905       240,760
  Administrative fee (Note C)               33,233       726,433        26,751
  Transfer agency out of pocket             70,890     1,908,533        59,517
  Custodian fees                            54,351       151,579        49,153
  Registration fees                         38,083       300,837        36,423
  Audit and legal fees                      14,370        20,670        14,775
  Printing                                   7,552       156,777         6,198
  Organization                               7,320         7,503         7,320
  Trustees' fees                             3,500         3,500         3,500
  Miscellaneous                              7,743        13,653         7,077
  Total expenses                           868,470    17,091,729       718,985
  Less: fee waiver and expense
    reimbursement                         (203,809)   (2,563,052)     (183,963)
  Net expenses                             664,661    14,528,677       535,022
  Net investment income                  1,863,893    66,556,363     2,385,632

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
    transactions                               147        24,174            31

NET INCREASE IN NET ASSETS FROM
OPERATIONS                              $1,864,040   $66,580,537    $2,385,663


See notes to financial statements.


15



STATEMENTS OF CHANGES IN NET ASSETS                  ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                               GENERAL
                                              MUNICIPAL                         PRIME                         GOVERNMENT
                                              PORTFOLIO                       PORTFOLIO                        PORTFOLIO
                                    ----------------------------  --------------------------------  ----------------------------
                                      SIX MONTHS    DECEMBER 13,     SIX MONTHS      DECEMBER 29,     SIX MONTHS    DECEMBER 29,
                                         ENDED        1995(A)           ENDED           1995(A)          ENDED         1995(A)
                                        MAY 31,         TO             MAY 31,            TO            MAY 31,          TO
                                         1997       NOVEMBER 30,        1997         NOVEMBER 30,        1997       NOVEMBER 30,
                                      (UNAUDITED)       1996        (UNAUDITED)          1996        (UNAUDITED)        1996
                                    -------------  -------------  ---------------  ---------------  -------------  -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income             $  1,863,893   $  2,760,398   $   66,556,363   $   93,805,221   $  2,385,632   $  3,671,687
  Net realized gain on investments           147            615           24,174              775             31            177
  Net increase in net assets from
    operations                         1,864,040      2,761,013       66,580,537       93,805,996      2,385,663      3,671,864

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income               (1,863,893)    (2,760,398)     (66,556,363)     (93,805,221)    (2,385,632)    (3,671,687)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
  Net increase                        13,936,543    123,452,463      280,107,864    2,771,737,569      8,331,632    100,274,743
  Total increase                      13,936,690    123,453,078      280,132,038    2,771,738,344      8,331,663    100,274,920

NET ASSETS
  Beginning of period                123,486,411         33,333    2,771,771,678           33,334    100,308,253         33,333
  End of period                     $137,423,101   $123,486,411   $3,051,903,716   $2,771,771,678   $108,639,916   $100,308,253


(a)  Commencement of operations.

     See notes to financial statements.


16



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)                             ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund consists of three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calender year end. Dividends paid from net investment income for the six months ended May 31, 1997 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take posession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has voluntarily agreed to reimburse the Portfolios to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets unless such reimbursement is eliminated or modified upon approval of the Trustees prior thereto. During the six months ended May 31, 1997 for General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $186,574, $2,186,279 and $170,041, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. In addition, out of pocket expenses incurred by the transfer agent are reimbursed by the Adviser.


17



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                          ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays the Adviser a distribution fee at the annual rate of up to .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolios' distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the six months ended May 31, 1997 for General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Portfolios paid fees of $299,097, $6,537,905 and $240,760, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the six months ended May 31, 1997, the General Municipal Portfolio incurred fees of $33,233 of which $17,235 was waived, the Prime Portfolio incurred fees of $726,433 of which $376,773 was waived and the Government Portfolio incurred fees of $26,751 of which $13,922 was waived.


NOTE D: INVESTMENT TRANSACTIONS
At May 31, 1997, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At May 31, 1997, capital paid-in aggregated $137,422,339, $3,051,878,767 and $108,639,708 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                              GENERAL
                                             MUNICIPAL                         PRIME                       GOVERNMENT
                                             PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                  ----------------------------  --------------------------------  ----------------------------
                                    SIX MONTHS    DECEMBER 13,     SIX MONTHS      DECEMBER 29,     SIX MONTHS    DECEMBER 29,
                                       ENDED         1995(A)          ENDED          1995(A)           ENDED         1995(A)
                                      MAY 31,          TO            MAY 31,           TO             MAY 31,          TO
                                       1997       NOVEMBER 30,        1997         NOVEMBER 30,        1997       NOVEMBER 30,
                                   (UNAUDITED)        1996        (UNAUDITED)         1996         (UNAUDITED)        1996
                                  -------------  -------------  ---------------  ---------------  -------------  -------------
Shares sold                        248,062,446    494,868,947    6,823,840,532   11,085,409,424    198,828,566    372,258,638
Shares issued on reinvestments
  of dividends                       1,863,893      2,760,398       66,556,363       93,805,221      2,385,632      3,671,687
Shares redeemed                   (235,989,796)  (374,176,882)  (6,610,289,031)  (8,407,477,076)  (192,882,566)  (275,655,582)
Net increase                        13,936,543    123,452,463      280,107,864    2,771,737,569      8,331,632    100,274,743


(a)  Commencement of operations.


18



FINANCIAL HIGHLIGHTS                                 ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                GENERAL
                                               MUNICIPAL                     PRIME                    GOVERNMENT
                                               PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                       -------------------------  --------------------------  --------------------------
                                        SIX MONTHS  DECEMBER 13,    SIX MONTHS  DECEMBER 29,   SIX MONTHS   DECEMBER 29,
                                           ENDED       1995(A)         ENDED       1995(A)         ENDED       1995(A)
                                          MAY 31,        TO           MAY 31,        TO           MAY 31,        TO
                                           1997     NOVEMBER 30,       1997     NOVEMBER 30,       1997     NOVEMBER 30,
                                       (UNAUDITED)      1996       (UNAUDITED)      1996       (UNAUDITED)      1996
                                       -----------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                  .014          .027          .023          .041          .022          .041

LESS: DIVIDENDS
Dividends from net investment income      (.014)        (.027)        (.023)        (.041)        (0.22)        (.041)
Net asset value, end of period           $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)(d)                   2.83%         2.80%         4.65%         4.58%         4.51%         4.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)    $137          $123        $3,052        $2,772          $109          $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (d)                     1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
  Expenses, before waivers and
    reimbursements (d)                     1.31%         1.39%         1.18%         1.23%         1.34%         1.42%
  Net investment income (b)(d)             2.80%         2.76%         4.58%         4.50%         4.46%         4.45%


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period.

(d)  Annualized.


19



                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN
RICHARD S. BORISOFF
JEFFREY M. COLE
RICHARD J. DALY
WILLIAM H. FOULK, JR.
ARTHUR S. KRANSELER

ROBERT A. LEWIS
CLIFFORD L. MICHEL
PETER QUICK
WILLIAM L. RHOADS, III
RICHARD R. STUMM
RONALD M. WHITEHILL, PRESIDENT

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT

FRANCES M. DUNN, VICE PRESIDENT
ROBERT A. FAILLA, VICE PRESIDENT
MATTHEW D. HEALY, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

ADMINISTRATOR
ADP FINANCIAL INFORMATION SERVICES, INC.
2 Journal Square Plaza
Jersey City, NJ 07306-0817


20



ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.